Selected Statement of Operations Data (Details) - Schedule of revenues classified by product lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Revenues	$ 26,331	$ 23,374	$ 22,664
Product line “A” [Member]
Product Information [Line Items]
Revenues	12,069	11,986	13,591
Product line “B” [Member]
Product Information [Line Items]
Revenues	2,286	2,642	2,956
Product line "C" [Member]
Product Information [Line Items]
Revenues	$ 11,976	$ 8,746	$ 6,117